Description of Business and Summary of Significant Accounting Policies - Narrative (Detail) shares in Millions		3 Months Ended								4 Months Ended	12 Months Ended
	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Aug. 08, 2019 plan	Dec. 31, 2018	Dec. 31, 2018 USD ($)	Dec. 31, 2018 shares	Dec. 31, 2018 plan	Dec. 31, 2018 segment	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Jan. 01, 2018 USD ($)
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of reportable segments														2	2
Fixed-term service contract term											24 months
Restricted stock units outstanding to purchase shares included in diluted earnings per common share | shares													4			5	6
(Decrease) increase in depreciation expenses												$ (15,186,000,000)				$ (14,741,000,000)	$ (14,227,000,000)
Provisional estimate impacts of Tax Cuts and Jobs Act of 2017						$ 16,800,000,000										16,800,000,000
Decrease of cash flows from operating activities												(34,339,000,000)				(24,318,000,000)	(21,689,000,000)
Increase of cash flows from investing activities												(17,934,000,000)				(18,456,000,000)	(9,874,000,000)
Increase of cash flow used in financing activities												(15,377,000,000)				(6,151,000,000)	(13,376,000,000)
Increase to consolidated operating income		$ 637,000,000	$ 7,675,000,000	$ 6,617,000,000	$ 7,349,000,000	5,459,000,000	$ 6,990,000,000	$ 8,013,000,000	$ 6,963,000,000			22,278,000,000				27,425,000,000	29,249,000,000
Decrease to other income (expense), net												(2,364,000,000)				2,021,000,000	3,789,000,000
Impact to consolidated net income		$ 2,065,000,000	$ 5,062,000,000	$ 4,246,000,000	$ 4,666,000,000	18,783,000,000	$ 3,736,000,000	$ 4,478,000,000	$ 3,553,000,000			16,039,000,000				30,550,000,000	13,608,000,000
Accounting Standards Update 2016-15
Organization And Summary Of Significant Accounting Policies [Line Items]
Decrease of cash flows from operating activities																600,000,000	1,100,000,000
Increase of cash flows from investing activities																600,000,000	1,100,000,000
Accounting Standards Update 2016-18
Organization And Summary Of Significant Accounting Policies [Line Items]
Decrease of cash flows from operating activities																100,000,000
Increase of cash flow used in financing activities																600,000,000
Accounting Standards Update 2017-07
Organization And Summary Of Significant Accounting Policies [Line Items]
Increase to consolidated operating income																	2,200,000,000
Decrease to other income (expense), net																	2,200,000,000
Impact to consolidated net income																0	0
Property Plant and Equipment by Estimated Useful Life
Organization And Summary Of Significant Accounting Policies [Line Items]
(Decrease) increase in depreciation expenses												(500,000,000)				(300,000,000)	(300,000,000)
Property Plant and Equipment by Estimated Useful Life | Cable Fiber and Telephone Poles
Organization And Summary Of Significant Accounting Policies [Line Items]
(Decrease) increase in depreciation expenses												300,000,000
Property Plant and Equipment by Estimated Useful Life | Leasehold improvements
Organization And Summary Of Significant Accounting Policies [Line Items]
(Decrease) increase in depreciation expenses												100,000,000				100,000,000	$ 200,000,000
Property, plant and equipment useful life																	7 years	5 years
Retained Earnings
Organization And Summary Of Significant Accounting Policies [Line Items]
Cumulative effect of applying new accounting standards, net of tax						$ 2,232,000,000										2,232,000,000	$ 0	$ 0
Impact to consolidated net income												$ 15,528,000,000				$ 30,101,000,000	$ 13,127,000,000
Retained Earnings | Accounting Standards Update 2014-09
Organization And Summary Of Significant Accounting Policies [Line Items]
Cumulative effect of applying new accounting standards, pre-tax																			$ 3,900,000,000
Cumulative effect of applying new accounting standards, net of tax																			2,900,000,000
Retained Earnings | Accounting Standards Update 2018-02
Organization And Summary Of Significant Accounting Policies [Line Items]
Cumulative effect of applying new accounting standards, net of tax																			$ 0
Minimum | Leasehold improvements
Organization And Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment useful life											5 years					5 years
Maximum | Leasehold improvements
Organization And Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment useful life											20 years					20 years
Non-Network Internal-Use Software | Minimum
Organization And Summary Of Significant Accounting Policies [Line Items]
Useful life for finite-lived intangible assets, years											3 years
Non-Network Internal-Use Software | Maximum
Organization And Summary Of Significant Accounting Policies [Line Items]
Useful life for finite-lived intangible assets, years											7 years
Scenario, Forecast | Accounting Standards Update 2016-02
Organization And Summary Of Significant Accounting Policies [Line Items]
Pre-tax deferred gains from prior period sales-leaseback transactions	$ 600,000,000
Pre-tax deferred gains from prior period sales-leaseback transactions, recognition period	9 years
Scenario, Forecast | Minimum | Accounting Standards Update 2016-02
Organization And Summary Of Significant Accounting Policies [Line Items]
Cumulative effect of applying new accounting standards, net of tax	$ 21,000,000,000
Scenario, Forecast | Maximum | Accounting Standards Update 2016-02
Organization And Summary Of Significant Accounting Policies [Line Items]
Cumulative effect of applying new accounting standards, net of tax	$ 23,000,000,000
Subsequent event
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of reportable segments | plan										2